Janus Investment Fund

Janus Global Real Estate Fund

Supplement dated June 28, 2013
to Currently Effective Prospectus

Effective July 1, 2013, the following replaces in its entirety the corresponding information found under Distributions in the “Distributions and Taxes” section of the Prospectus:

Distribution Schedule
Dividends from net investment income are normally declared and distributed in March, June, September, and December. In addition, distributions of capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well without prior notice. The date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Global Real Estate Fund

Class D Shares

Supplement dated June 28, 2013
to Currently Effective Prospectus

Effective July 1, 2013, the following replaces in its entirety the corresponding information found under Distributions in the “Distributions and Taxes” section of the Prospectus:

Distribution Schedule
Dividends from net investment income are normally declared and distributed in March, June, September, and December. In addition, distributions of capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well without prior notice.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Global Real Estate Fund

Supplement dated June 28, 2013
to Currently Effective Statement of Additional Information

Effective July 1, 2013, the following replaces in its entirety the second paragraph found under “Income Dividends, Capital Gains Distributions, and Tax Status” in the Statement of Additional Information:

It is a policy of the Funds’ Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Any capital gains realized during each fiscal year, as defined by the Internal Revenue Code, are normally declared and payable to shareholders in December but, if necessary, may be distributed at other times as well without prior notice. With the exception of Janus Global Real Estate Fund, Janus Balanced Fund, and Janus Growth and Income Fund, each Fund declares and makes annual distributions of income (if any). Janus Global Real Estate Fund, Janus Balanced Fund, and Janus Growth and Income Fund declare and make quarterly distributions of income.

Please retain this Supplement with your records.